Lease (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Lease [Abstract]
Remaining lease term	4 years
General and administrative expense	$ 783,669
Selling expense	263,775
Research and development expense	$ 55,082
Operating lease cost		$ 1,413,521	$ 942,606